Share capital - Options outstanding (Details) - Stock options	3 Months Ended
	Mar. 31, 2022 $ / shares shares	Mar. 31, 2022 $ / shares shares
Disclosure of classes of share capital [line items]
Number of options outstanding	11,151,488	11,151,488
Number of options exercisable	7,859,096	7,859,096
Exercise price $ 0.30
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.30
Weighted average contractual life	4 months 13 days
Number of options outstanding	81,818	81,818
Number of options exercisable	81,818	81,818
Exercise price $ 0.80
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 0.80
Weighted average contractual life	8 months 12 days
Number of options outstanding	334,091	334,091
Number of options exercisable	334,091	334,091
Exercise price $ 2.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares	$ 2.00
Weighted average contractual life	2 years 21 days
Number of options outstanding	80,214	80,214
Number of options exercisable	80,214	80,214
Exercise price $ 1.91
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 1.91
Weighted average contractual life	5 years 1 month 24 days
Number of options outstanding	2,955,000	2,955,000
Number of options exercisable	2,374,445	2,374,445
Exercise price $ 2.13
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.13
Weighted average contractual life	6 years 10 months 6 days
Number of options outstanding	161,306	161,306
Number of options exercisable	43,685	43,685
Exercise price $ 2.45
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.45
Weighted average contractual life	4 years 4 months 6 days
Number of options outstanding	1,250,000	1,250,000
Number of options exercisable	1,250,000	1,250,000
Exercise price $ 2.53
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.53
Weighted average contractual life	4 years 4 months 9 days
Number of options outstanding	75,000	75,000
Number of options exercisable	75,000	75,000
Exercise Price $2.62
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 2.62
Weighted average contractual life	1 year 5 months 23 days
Number of options outstanding	700,000	700,000
Number of options exercisable	700,000	700,000
Exercise price $ 3.01
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.01
Weighted average contractual life	8 years 2 months 1 day
Number of options outstanding	1,500,000	1,500,000
Number of options exercisable	0	0
Exercise price $ 3.40
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.40
Weighted average contractual life	3 years 11 months 19 days
Number of options outstanding	1,035,000	1,035,000
Number of options exercisable	1,035,000	1,035,000
Exercise price $ 3.41
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.41
Weighted average contractual life	5 years 3 months 21 days
Number of options outstanding	1,034,498	1,034,498
Number of options exercisable	689,503	689,503
Exercise price $ 3.55
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.55
Weighted average contractual life	6 years 3 months 18 days
Number of options outstanding	80,000	80,000
Number of options exercisable	19,467	19,467
Exercise price $ 3.56
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.56
Weighted average contractual life	6 years 7 months 13 days
Number of options outstanding	378,432	378,432
Number of options exercisable	135,979	135,979
Exercise price $ 3.77
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 3.77
Weighted average contractual life	6 years 4 months 28 days
Number of options outstanding	190,000	190,000
Number of options exercisable	131,672	131,672
Exercise price $ 4.15
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 4.15
Weighted average contractual life	8 years 11 months 23 days
Number of options outstanding	780,000	780,000
Number of options exercisable	492,915	492,915
Exercise price $ 5.00
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 5.00
Weighted average contractual life	1 year 8 months 1 day
Number of options outstanding	193,629	193,629
Number of options exercisable	193,629	193,629
Exercise price $ 7.23
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.23
Weighted average contractual life	5 years 9 months 14 days
Number of options outstanding	105,000	105,000
Number of options exercisable	56,882	56,882
Exercise price $ 7.75
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 7.75
Weighted average contractual life	5 years 10 months 20 days
Number of options outstanding	110,000	110,000
Number of options exercisable	57,296	57,296
Exercise price $ 9.60
Disclosure of classes of share capital [line items]
Exercise price | $ / shares		$ 9.60
Weighted average contractual life	2 years 8 months 4 days
Number of options outstanding	107,500	107,500
Number of options exercisable	107,500	107,500